Segment Information (Tables)	12 Months Ended
Mar. 31, 2025
Segment Information [Abstract]
Schedule of Segment Expense Categories

Significant Segment Expense Categories Provided to the CODM

	For the years ended March 31,
	2025	2024
	USD	USD
Net revenues	14,777,798	2,414,338
Cost of revenue	15,059,324	2,292,206
Gross profit	(281,526)	122,132

Operating expenses
Sales and marketing	-	168,421
General and administrative	3,641,446	8,591,751
Impairment of goodwill and intangible assets	162,381,380	-
Total operating expenses	166,022,826	8,760,172

Other income (expenses) net	34,073	(453,751)

(Benefit) provision for income taxes	(30,801,146)	24,988

Net loss	(135,469,133)	(9,116,779)